Carnival Corporation & PLC Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017
Statement of Comprehensive Income [Abstract]
Net Income	$ 2,990	$ 3,152	$ 2,606
Items Included in Other Comprehensive Income (Loss)
Change in foreign currency translation adjustment	(86)	(199)	590
Other	(31)	32	82
Other Comprehensive Income (Loss)	(117)	(167)	672
Total Comprehensive Income	$ 2,873	$ 2,986	$ 3,278